Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2020 Fair Value
	Investments in Securities – 109.26%

	Common Stock – 109.26%

	United States – 78.33%

	Aerospace / Defense – 1.89%
51,914	Northrop Grumman Corp.		$16,378,348
131,595	Raytheon Technologies Corp.		7,571,976
88,101	TransDigm Group, Inc.	(a)	41,858,547
			65,808,871
	Applications Software – 7.22%
421,882	Five9, Inc.*	(a)	54,709,658
617,268	Microsoft Corp.	(a)	129,829,978
207,478	PTC, Inc.*		17,162,580
67,995	ServiceNow, Inc.*		32,977,575
341,460	Smartsheet, Inc. , Class A*	(a)	16,874,953
			251,554,744
	Building Products - Cement / Aggregate – 0.89%
46,082	Martin Marietta Materials, Inc.		10,845,859
147,915	Vulcan Materials Co.		20,048,399
			30,894,258
	Coatings / Paint – 0.55%
27,557	The Sherwin-Williams Co.	(a)	19,200,064
	Commercial Services – 2.13%
72,021	Cintas Corp.		23,970,749
59,314	CoStar Group, Inc.*	(a)	50,328,522
			74,299,271
	Commercial Services - Finance – 3.86%
428,371	Avalara, Inc.*	(a)	54,548,763
261,743	Global Payments, Inc.	(a)	46,480,322
47,027	S&P Global, Inc.		16,957,936
194,186	TransUnion		16,336,868
			134,323,889
	Communications Software – 4.81%
610,586	RingCentral, Inc., Class A*	(a)	167,673,022
	Computer Aided Design – 8.32%
168,139	Altair Engineering, Inc., Class A*	(a)	7,058,475
77,109	ANSYS, Inc.*	(a)	25,232,378

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2020 Fair Value
	Common Stock – (continued)

	United States – (continued)

	Computer Aided Design (continued)
306,018	Aspen Technology, Inc.*	(a)	$38,738,819
95,269	Autodesk, Inc.*		22,008,092
992,453	Cadence Design Systems, Inc.*	(a)	105,825,263
425,669	Synopsys, Inc.*	(a)	91,084,653
			289,947,680
	Computer Services – 0.16%
169,651	Parsons Corp.*		5,690,095
	Computer Software – 1.53%
30,405	Datadog, Inc., Class A*		3,106,175
203,714	Twilio, Inc., Class A*		50,335,692
			53,441,867
	Computers – 2.13%
641,984	Apple, Inc.	(a)	74,348,167
	Data Processing / Management – 0.69%
163,358	Fidelity National Information Services, Inc.		24,047,931
	E-Commerce / Products – 3.63%
40,149	Amazon.com, Inc.*	(a)	126,418,361
	Electronic Components - Semiconductors – 0.90%
57,812	Microchip Technology, Inc.		5,940,761
167,074	Micron Technology, Inc.*		7,845,795
166,249	Xilinx, Inc.	(a)	17,329,796
			31,116,352
	Enterprise Software / Services – 6.02%
261,253	Alteryx, Inc., Class A*		29,665,278
229,749	Ceridian HCM Holdings, Inc.*		18,988,755
232,019	Coupa Software, Inc.*	(a)	63,628,891
660,398	SS&C Technologies Holdings, Inc.	(a)	39,967,287
203,241	Salesforce.com, Inc.*		51,078,528
24,191	Snowflake, Inc., Class A*		6,071,941
			209,400,680
	Entertainment Software – 1.85%
509,990	Activision Blizzard, Inc.		41,283,690

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2020 Fair Value
	Common Stock – (continued)

	United States – (continued)

	Entertainment Software (continued)
94,407	Electronic Arts, Inc.*	(a)	$12,311,617
24,921	Take-Two Interactive Software, Inc.*		4,117,448
75,868	Unity Software, Inc.*		6,621,759
			64,334,514
	Finance - Credit Card – 2.59%
139,756	Mastercard, Inc., Class A	(a)	47,261,287
214,759	Visa, Inc., Class A	(a)	42,945,357
			90,206,644
	Finance - Investment Banker / Broker – 0.47%
282,758	Tradeweb Markets, Inc., Class A		16,399,964
	Finance - Other Services – 2.14%
115,014	CME Group, Inc.		19,242,992
552,008	Intercontinental Exchange, Inc.	(a)	55,228,400
			74,471,392
	Human Resources – 0.44%
94,456	Paylocity Holding Corp.*		15,247,087
	Internet Application Software – 1.26%
204,935	Okta, Inc.*	(a)	43,825,350
	Internet Content - Entertainment – 4.93%
477,033	Facebook, Inc., Class A*	(a)	124,934,943
1,121,641	Pinterest, Inc., Class A*		46,559,318
			171,494,261
	Medical - Biomedical / Genetics – 4.40%
260,649	Acceleron Pharma, Inc.*		29,330,832
357,510	Akero Therapeutics, Inc.*		11,007,733
71,331	Alnylam Pharmaceuticals, Inc.*		10,385,793
123,093	Applied Therapeutics, Inc.*		2,555,411
85,709	Arcus Biosciences, Inc.*		1,469,052
283,071	Arena Pharmaceuticals, Inc.*	(a)	21,170,880
142,524	Avidity Biosciences, Inc.*		4,012,051
88,706	Beam Therapeutics, Inc.*		2,183,942
144,169	Blueprint Medicines Corp.*		13,364,466

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2020 Fair Value
	Common Stock – (continued)

	United States – (continued)

	Medical - Biomedical / Genetics (continued)
117,777	Deciphera Pharmaceuticals, Inc.*		$6,041,960
146,801	IGM Biosciences, Inc.*		10,835,382
329,676	Karyopharm Therapeutics, Inc.*		4,813,269
241,687	Mersana Therapeutics, Inc.*		4,500,212
80,599	Turning Point Therapeutics, Inc.*		7,041,129
301,659	Ultragenyx Pharmaceutical, Inc.*	(a)	24,793,353
			153,505,465
	Medical - Drugs – 0.60%
175,798	Allovir, Inc.*		4,834,445
49,354	Oric Pharmaceuticals, Inc.*		1,234,344
74,489	PMV Pharmaceuticals, Inc.*		2,644,359
436,188	TG Therapeutics, Inc.*		11,672,391
			20,385,539
	Medical - Outpatient / Home Medical – 0.11%
127,636	American Well Corp., Class A*		3,783,131
	REITs - Diversified – 3.02%
194,438	American Tower Corp.		47,001,498
76,697	Equinix, Inc.		58,299,691
			105,301,189
	Retail - Building Products – 1.03%
216,480	Lowe’s Cos., Inc.	(a)	35,905,373
	Retail - Discount – 0.62%
103,345	Dollar General Corp.	(a)	21,663,179
	Retail - Major Department Store – 1.40%
875,198	The TJX Cos., Inc.*		48,704,769
	Retail - Restaurants – 2.84%
57,848	Chipotle Mexican Grill, Inc.*	(a)	71,946,136
295,450	Yum! Brands, Inc.		26,974,585
			98,920,721
	Semiconductor Components - Integrated Circuits – 1.26%
376,805	Analog Devices, Inc.		43,988,216

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			September 30, 2020 Fair Value
	Common Stock – (continued)

	United States – (continued)

	Semiconductor Equipment – 4.64%
296,902	Applied Materials, Inc.		$17,650,824
299,930	KLA Corp.	(a)	58,108,438
135,670	Lam Research Corp.	(a)	45,008,523
515,102	Teradyne, Inc.	(a)	40,930,005
			161,697,790
	Total United States (Cost $1,603,024,001)		$2,727,999,836
	Argentina – 2.46%
	E-Commerce / Services – 2.46%
79,276	MercadoLibre, Inc.*		85,814,684
	Total Argentina (Cost $41,081,684)		$85,814,684
	Brazil – 0.82%
	Investment Management / Advisory Services – 0.82%
685,265	XP, Inc., Class A*		28,568,698
	Total Brazil (Cost $18,748,436)		$28,568,698
	Canada – 2.01%
	Internet Application Software – 1.63%
55,434	Shopify, Inc., Class A*	(a)	56,707,319
	Retail - Restaurants – 0.38%
230,486	Restaurant Brands International, Inc.		13,255,250
	Total Canada (Cost $35,785,802)		$69,962,569
	China – 11.91%
	Computer Software – 0.88%
8,217,447	Ming Yuan Cloud Group Holdings, Ltd.*		30,749,157
	E-Commerce / Products – 5.96%
232,983	Alibaba Group Holding, Ltd. - Sponsored ADR*		68,492,342
966,481	JD.com, Inc. - Sponsored ADR*		75,008,590

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	China – (continued)

	E-Commerce / Products (continued)
2,056,500	Meituan Dianping, Class B*	$64,162,800
		207,663,732
	E-Commerce / Services – 0.36%
397,720	Trip.com Group, Ltd. - Sponsored ADR*	12,385,001
	Entertainment Software – 1.23%
691,658	Bilibili, Inc. - Sponsored ADR*	28,772,973
30,528	NetEase, Inc. - Sponsored ADR	13,880,166
		42,653,139
	Internet Content - Entertainment – 0.59%
256,248	JOYY, Inc. - Sponsored ADR*	20,671,526
	Internet Content – Information / Networks – 1.62%
853,800	Tencent Holdings, Ltd.	56,350,800
	Medical - Biomedical / Genetics – 0.00%
2,800	Everest Medicines, Ltd.*	19,871
	Schools – 1.27%
296,438	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	44,317,481
	Total China (Cost $233,648,137)	$414,810,707
	France – 2.12%
	Aerospace / Defense - Equipment – 1.91%
430,686	Airbus SE	31,348,077
356,980	Safran SA	35,347,648
		66,695,725
	Entertainment Software – 0.21%
82,482	Ubisoft Entertainment SA*	7,453,437
	Total France (Cost $96,342,231)	$74,149,162
	Germany – 1.90%
	Aerospace / Defense – 0.64%
133,915	MTU Aero Engines AG	22,299,030

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	Germany – (continued)

	Athletic Footwear – 1.26%
135,518	adidas AG	$43,876,482
	Total Germany (Cost $61,352,012)	$66,175,512
	Israel – 0.49%
	Applications Software – 0.49%
201,636	JFrog, Ltd.*	17,068,488
	Total Israel (Cost $11,427,248)	$17,068,488
	Japan – 4.46%
	Audio / Video Products – 1.65%
757,200	Sony Corp.	57,631,293
	Finance - Other Services – 1.00%
1,249,978	Japan Exchange Group, Inc.	34,799,918
	Metal Products - Distribution – 0.19%
237,253	MISUMI Group, Inc.	6,598,480
	Web Portals / ISP – 1.62%
8,532,203	Z Holdings Corp.	56,514,829
	Total Japan (Cost $97,576,144)	$155,544,520
	Netherlands – 1.61%
	Semiconductor Components - Integrated Circuits – 0.31%
86,099	NXP Semiconductor NV	10,746,016
	Semiconductor Equipment – 1.30%
123,048	ASML Holding NV	45,437,935
	Total Netherlands (Cost $38,839,940)	$56,183,951
	Singapore – 2.00%
	Entertainment Software – 2.00%
452,849	Sea, Ltd. - Sponsored ADR*	69,756,860
	Total Singapore (Cost $13,660,597)	$69,756,860

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	Taiwan – 1.15%

	Semiconductor Components - Integrated Circuits – 1.15%
494,127	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	$40,058,876
	Total Taiwan (Cost $25,109,613)	$40,058,876
	Total Common Stock (Cost $2,276,595,845)	$3,806,093,863
	Total Investments in Securities (Cost $2,276,595,845) – 109.26%	$3,806,093,863
	Total Purchased Options (Cost $308,698,294) – 8.49%	295,839,653
	Total Securities Sold, Not Yet Purchased (Proceeds $946,950,678) – (24.57%)	(856,031,927)
	Total Written Options (Proceeds $13,545,879) – (0.48%)	(16,974,170)
	Total Assets, in Excess of Liabilities – 7.31%	254,631,035
	Member’s Capital – 100.00%	$3,483,558,454

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security

**	Includes $175,047,436 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 5.02% of Members’ Capital, and foreign currency with a U.S. Dollar value $17,740,485 held in a Foreign Cash Account with Custodian, which is 0.51% of Members’ Capital. $139,512,052 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2020 Fair Value
			Purchased Options – 8.49%
			Equity Options – 8.33%
			Equity Call Options – 4.45%
			United States – 4.11%
			Advertising Services - 0.44%
		1/15/2021
$26,499,000	803	$330	The Trade Desk, Inc., Class A	$15,449,720
			Airlines - 0.01%
		11/20/2020
5,089,500	3,393	$15	American Airlines Group Inc.	285,012
			Auto-Cars / Light Trucks - 0.12%
		1/15/2021
9,215,500	13,165	$7	Ford Motor Co.	763,570
		1/15/2021
26,555,000	26,555	$10	Ford Motor Co.	159,330
		12/18/2020
40,200,000	804	$500	Tesla, Inc.	3,481,320
				4,404,220
			Cosmetics & Toiletries - 0.33%
		1/15/2021
67,260,000	5,605	$120	The Procter & Gamble Co.	11,490,250
			Cruise Lines - 0.03%
		1/15/2021
3,188,000	1,594	$20	Carnival Corp.	235,912
		4/16/2021
4,820,000	2,410	$20	Carnival Corp.	583,220
				819,132
			Date Processing / Management - 0.15%
		12/18/2020
14,048,000	878	$160	DocuSign, Inc.	5,224,100
			Diversified Manufacturing Operations - 0.02%
		12/18/2020
11,966,500	17,095	$7	General Electric Co.	581,230
			Electronic Forms - 0.39%
		12/18/2020
25,720,000	643	$400	Adobe, Inc.	6,529,665
		1/15/2021
33,726,000	803	$420	Adobe, Inc.	6,937,920
				13,467,585
			Growth & Income - Large Cap - 1.72%
		2/19/2021
508,154,500	14,815	$343	SPDR S&P 500 ETF Trust	24,074,375
		3/19/2021
678,161,600	19,714	$344	SPDR S&P 500 ETF Trust	36,017,478
				60,091,853
			Hotels & Motels - 0.17%
		10/16/2020
22,369,500	3,314	$67.5	Hilton Worldwide Holdings, Inc.	5,799,500

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Internet Content - Entertainment - 0.53%
		1/15/2021
$24,090,000	1,095	$220	Facebook, Inc., Class A	$5,557,125
		1/15/2021
31,317,000	803	$390	Netflix, Inc.	9,860,840
		12/18/2020
9,056,000	2,830	$32	Pinterest, Inc., Class A	3,113,000
				18,530,965
			Web Portals / ISP - 0.20%
		11/20/2020
21,735,000	161	$1,350	Alphabet, Inc., Class A	2,552,977
		11/20/2020
46,650,000	311	$1,500	Alphabet, Inc., Class A	2,161,450
		12/18/2020
15,470,000	119	$1,300	Alphabet, Inc., Class A	2,338,350
				7,052,777
			Total United States (Cost $136,665,556)	$143,196,344

			Argentina - 0.16%
			Enterprise Software / Services - 0.16%
		12/18/2020
22,725,000	1,515	$150	Atlassian Corp. PLC	5,696,400
			Total Argentina (Cost $5,799,096)	$5,696,400

			Canada - 0.18%
			Internet Application Software - 0.18%
		1/15/2021
6,720,000	80	$840	Shopify, Inc., Class A	1,832,800
		2/19/2021
13,858,000	169	$820	Shopify, Inc., Class A	4,400,760
			Total Canada (Cost $5,244,138)	$6,233,560
			Total Equity Call Options ($147,708,790)	$155,126,304

			Equity Put Options - 3.88%
			United States - 3.87%
			Growth & Income - Large Cap - 2.32%
		1/15/2021
801,722,000	25,862	$310.00	SPDR S&P 500 ETF Trust	29,043,026
		3/19/2021
1,073,870,000	37,030	$290.00	SPDR S&P 500 ETF Trust	41,658,750
		3/19/2021
255,266,400	8,742	$292.00	SPDR S&P 500 ETF Trust	10,131,978
				80,833,754
			Sector Fund - Technology - 1.55%
		3/19/2021
204,389,300	8,143	$251.00	Invesco QQQ Trust Series 1	11,416,486
		3/19/2021
710,073,000	27,846	$255.00	Invesco QQQ Trust Series 1	42,465,150
				53,881,636
			Total United States (Cost $152,868,886)	$134,715,390

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			China - 0.01%
			Internet Content - Entertainment - 0.01%
		1/15/2021
$3,288,000	822	$40	Weibo Corp. - Sponsored ADR	$493,200
			Total China (Cost $683,111)	$493,200
			Total Equity Put Options ($153,551,997)	$135,208,590
			Total Equity Options ($301,260,787)	$290,334,894

			Currency Put Options - 0.16%
			United States - 0.16%
		12/14/2020
11,827,272	202,175,582	$5.85	USD-BRL	5,293,348
		12/18/2020
13,647,227	185,676,563	$7.35	USD-CNH	211,411
			Total United States (Cost $7,437,507)	$5,504,759
			Total Currency Put Options (Cost $7,437,507)	$5,504,759
			Total Purchased Options (Cost $308,698,294)	$295,839,653

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2020 Fair Value
	Securities Sold, Not Yet Purchased – 24.57%

	Common Stock – 24.57%

	United States – 18.00%

	Advertising Agencies – 1.01%
201,270	Omnicom Group, Inc.	$9,962,865
171,563	The Interpublic Group of Cos., Inc.	2,859,955
43,387	The Trade Desk, Inc., Class A*	22,508,308
		35,331,128
	Airlines – 0.25%
713,045	American Airlines Group, Inc.*	8,763,323
	Apparel Manufacturers – 0.34%
609,337	Hanesbrands, Inc.	9,597,058
138,700	Tapestry, Inc.*	2,167,881
		11,764,939
	Auto - Cars / Light Trucks – 0.94%
801,571	Ford Motor Co.	5,338,463
64,278	Tesla, Inc.*	27,575,905
		32,914,368
	Commercial Services - Finance – 0.11%
232,631	H&R Block, Inc.	3,789,559
	Computer Data Security – 0.96%
132,573	Fortinet, Inc.*	15,618,425
102,438	Qualys, Inc.*	10,039,948
55,873	Zscaler, Inc.*	7,860,772
		33,519,145
	Computer Software – 0.38%
313,355	Slack Technologies, Inc., Class A*	8,416,715
211,576	Teradata Corp.*	4,802,775
		13,219,490
	Cosmetics & Toiletries – 1.24%
310,965	The Procter & Gamble Co.	43,221,025
	Cruise Lines – 0.18%
408,719	Carnival Corp.*	6,204,354

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	United States – (continued)

	Diversified Banking Institutions – 0.25%
359,366	Bank of America Corp.	$8,657,127
	Diversified Manufacturing Operations – 0.11%
613,713	General Electric Co.	3,823,432
	E-Commerce / Services – 0.07%
84,683	Cargurus, Inc.*	1,831,693
33,741	TripAdvisor, Inc.*	660,986
		2,492,679
	Electronic Components - Semiconductors – 0.50%
121,492	Texas Instruments, Inc.	17,347,843
	Enterprise Software / Services – 0.85%
105,319	Appian Corp.*	6,819,405
107,522	Blackline, Inc.*	9,637,197
180,395	New Relic, Inc.*	10,167,062
52,659	Workiva, Inc.*	2,936,266
		29,559,930
	Finance - Credit Card – 0.33%
530,372	The Western Union Co.	11,365,872
	Footwear & Related Apparel – 0.07%
95,345	Wolverine World Wide, Inc.	2,463,715
	Health & Biotechnology – 0.67%
171,944	iShares Nasdaq Biotechnology ETF	23,282,937
	Human Resources – 0.12%
76,456	Robert Half International, Inc.	4,047,581
	Internet Content - Entertainment – 0.97%
67,492	Netflix, Inc.*	33,748,025
	Internet Security – 0.51%
72,313	Palo Alto Networks, Inc.*	17,698,607
	Investment Management / Advisory Services – 0.52%
426,193	Franklin Resources, Inc.	8,673,028
209,896	Invesco, Ltd.	2,394,913
41,045	T Rowe Price Group, Inc.	5,262,790

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	United States – (continued)

	Investment Management / Advisory Services (continued)
118,772	Waddell & Reed Financial, Inc., Class A	$1,763,764
		18,094,495
	Motorcycle / Motor Scooter – 0.19%
264,120	Harley-Davidson, Inc.	6,481,505
	Real Estate Management / Services – 0.10%
370,868	Realogy Holdings Corp.*	3,500,994
	REITs - Apartments – 0.13%
86,775	Equity Residential	4,454,161
	REITs - Health Care – 0.74%
171,933	Healthpeak Properties, Inc.	4,667,981
186,641	Omega Healthcare Investors, Inc.	5,588,032
208,002	Ventas, Inc.	8,727,764
127,753	Welltower, Inc.	7,037,913
		26,021,690
	REITs - Office Property – 1.34%
133,167	Boston Properties, Inc.	10,693,310
223,914	Brandywine Realty Trust	2,315,271
164,723	Douglas Emmett, Inc.	4,134,547
140,829	Hudson Pacific Properties, Inc.	3,088,380
127,588	Kilroy Realty Corp.	6,629,472
137,945	Mack-Cali Realty Corp.	1,740,866
141,839	SL Green Realty Corp.	6,577,074
337,456	Vornado Realty Trust	11,375,642
		46,554,562
	REITs - Regional Malls – 0.23%
121,648	Simon Property Group, Inc.	7,868,193
	REITs - Shopping Centers – 0.36%
84,837	Brixmor Property Group, Inc.*	991,744
78,338	Federal Realty Investment Trust	5,753,143

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	United States – (continued)

	REITs - Shopping Centers (continued)
377,903	Kimco Realty Corp.	$4,255,188
23,386	Regency Centers Corp.	889,136
51,673	Urban Edge Properties*	502,261
		12,391,472
	REITs - Storage – 0.33%
41,781	Extra Space Storage, Inc.	4,470,149
31,273	Public Storage	6,965,123
		11,435,272
	Rental Auto / Equipment – 0.04%
59,386	Avis Budget Group, Inc.*	1,563,040
	Retail - Apparel / Shoes – 0.45%
249,716	Abercrombie & Fitch Co., Class A*	3,478,544
26,930	Ascena Retail Group, Inc.*	8,348
163,579	Chico’s FAS, Inc.*	159,081
26,515	Foot Locker, Inc.	875,790
221,835	Tailored Brands, Inc.*	22,405
44,736	The Children’s Place, Inc.*	1,268,266
590,052	The Gap, Inc.	10,048,586
		15,861,020
	Retail - Arts & Crafts – 0.09%
316,572	The Michaels Cos., Inc.*	3,056,503
	Retail - Bedding – 0.05%
121,794	Bed Bath & Beyond, Inc.*	1,824,474
	Retail - Home Furnishings – 0.09%
96,706	La-Z-Boy, Inc.	3,058,811
	Retail - Major Department Store – 0.20%
579,083	Nordstrom, Inc.*	6,902,669
	Retail - Miscellaneous / Diversified – 0.11%
454,623	Sally Beauty Holdings, Inc.*	3,950,674
	Retail - Regional Department Stores – 0.51%
87,082	Dillard’s, Inc., Class A	3,180,235
607,174	Kohl’s Corp.*	11,250,934

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	United States – (continued)

	Retail - Regional Department Stores (continued)
638,014	Macy’s, Inc.*	$3,636,680
		18,067,849
	Retail - Restaurants – 0.12%
153,257	The Cheesecake Factory, Inc.*	4,251,349
	Sector Fund - Energy – 0.01%
16,572	Energy Select Sector SPDR Fund	496,331
	Sector Fund - Technology – 2.03%
404,951	VanEck Vectors Semiconductor ETF	70,542,464
	Telephone - Integrated – 0.29%
353,528	AT&T, Inc.	10,079,083
	Transport - Services – 0.21%
72,549	C.H. Robinson Worldwide, Inc.	7,413,782
	Total United States (Proceeds $702,169,139)	$627,085,472

	Brazil – 0.90%

	Commercial Services - Finance – 0.17%
113,382	StoneCo, Ltd., Class A*	5,996,774
	Finance - Credit Card – 0.73%
676,847	Pagseguro Digital, Ltd., Class A*	25,523,901
	Total Brazil (Proceeds $27,461,714)	$31,520,675

	Canada – 0.53%

	Commercial Banks - Non U.S. – 0.37%
171,800	Canadian Imperial Bank of Commerce	12,801,239
	Medical - Drugs – 0.16%
387,522	Canopy Growth Corp.*	5,548,369
	Total Canada (Proceeds $27,548,269)	$18,349,608

	China – 1.00%

	E-Commerce / Products – 0.27%
160,800	China Literature, Ltd.*	1,202,369

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	China – (continued)

	E-Commerce / Products (continued)
112,487	Pinduoduo, Inc. – Sponsored ADR*	$8,340,911
		9,543,280
	Educational Software – 0.08%
29,729	GSX Techedu, Inc. - Sponsored ADR*	2,678,880
	Entertainment Software – 0.13%
182,042	HUYA Inc. - Sponsored ADR*	4,359,906
	Internet Content - Entertainment – 0.32%
687,179	Tencent Music Entertainment Group – Sponsored ADR*	10,149,634
32,230	Weibo Corp. – Sponsored ADR*	1,174,139
		11,323,773
	Metal - Aluminum – 0.02%
4,170,000	China Zhongwang Holdings, Ltd.	704,865
	Web Hosting / Design – 0.18%
197,561	Baozun, Inc. - Sponsored ADR*	6,418,757
	Total China (Proceeds $35,624,503)	$35,029,461

	France – 0.24%

	Advertising Services – 0.20%
213,723	Publicis Groupe SA	6,912,162
	REITs - Diversified – 0.04%
112,487	Klepierre SA	1,580,916
	Total France (Proceeds $14,580,904)	$8,493,078

	Germany – 0.83%

	Auto - Cars / Light Trucks – 0.83%
127,463	Bayerische Motoren Werke AG	9,265,613
364,556	Daimler AG	19,679,806
		28,945,419
	Total Germany (Proceeds $26,859,864)	$28,945,419

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	Hong Kong – 1.23%

	Commercial Banks - Non U.S. – 0.45%
1,068,000	Hang Seng Bank, Ltd.	$15,723,716
	Electric - Integrated – 0.33%
357,500	CLP Holdings, Ltd.	3,321,290
1,531,000	Power Assets Holdings, Ltd.	8,020,465
		11,341,755
	Gas - Distribution – 0.21%
5,200,139	Hong Kong & China Gas Co., Ltd.	7,447,941
	Real Estate Operations / Development – 0.24%
646,500	Sun Hung Kai Properties, Ltd.	8,241,832
	Total Hong Kong (Proceeds $50,868,447)	$42,755,244

	Israel – 0.79%

	Computer Data Security – 0.79%
227,842	Check Point Software Technologies, Ltd.*	27,418,506
	Total Israel (Proceeds $27,102,602)	$27,418,506

	Japan – 0.99%

	Advertising Services – 0.08%
89,400	Dentsu Group, Inc.	2,621,937
	Electric - Integrated – 0.06%
168,600	Chubu Electric Power Co., Inc.	2,046,590
	Gas - Distribution – 0.10%
152,100	Tokyo Gas Co., Ltd.	3,467,759
	Office Automation & Equipment – 0.03%
99,400	Seiko Epson Corp.	1,135,004
	Semiconductor Equipment – 0.72%
97,000	Tokyo Electron, Ltd.	25,120,913
	Total Japan (Proceeds $30,914,355)	$34,392,203

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2020 Fair Value
	Common Stock – (continued)

	United Kingdom – 0.06%

	Diversified Banking Institutions – 0.06%
531,125	HSBC Holdings, PLC*	$2,042,261
	Total United Kingdom (Proceeds $3,820,881)	$2,042,261

	Total Securities Sold, Not Yet Purchased (Proceeds $946,950,678)	$856,031,927

*	Non-income producing security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2020 Fair Value

			Written Options – 0.48%
			Equity Options – 0.48%
			Equity Call Options – 0.48%
			United States – 0.48%
			Sector Fund - Technology - 0.48%
		11/20/2020
$45,567,500	1,657	$275	iShares Expanded Technology-Software Sector ETF	$7,091,960
		11/20/2020
7,140,000	255	$280	iShares Expanded Technology-Software Sector ETF	1,013,625
		11/20/2020
25,455,000	1,697	$150	VanEck Vectors Semiconductor ETF	4,649,780
		11/20/2020
25,352,100	1,657	$153	VanEck Vectors Semiconductor ETF	4,084,505
				16,839,870
			Total United States (Proceeds $11,710,436)	$16,839,870
			Total Equity Call Options (Proceeds - $11,710,436)	$16,839,870

			Equity Put Options – 0.00%
			Canada – 0.00%
			Internet Application Software - 0.00%
		11/20/2020
12,070,000	170	$710	Shopify, Inc., Class A	$134,300
			Total Canada (Proceeds $1,835,443)	$134,300
			Total Equity Put Options (Proceeds - $1,835,443)	$134,300
			Total Equity Options (Proceeds - $13,545,879)	$16,974,170
			Total Written Options (Proceeds - $13,545,879)	$16,974,170

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		September 30, 2020 Unrealized Gain ***
	Swap Contracts - 3.49%
	Total Return Swap Contracts - Unrealized Gain - 3.76%
	United States – 1.32%
	Private Equity - 0.31%
$17,585,939	6/3/2024	The Carlyle Group, Inc.	$4,284,211

		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.73%**.

23,064,444	6/3/2024	KKR & Co., Inc., Class A	6,746,801

		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.54%**.

			11,031,012
	Web Portals / ISP - 1.01%

46,673,848	6/3/2024	Alphabet, Inc., Class A	35,046,072

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$46,077,084

	Australia - 0.30%
	Commercial Banks - Non-US - 0.30%
(12,813,730)	12/27/2024	Australia and New Zealand Banking Group, Ltd.	3,470,735

		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(8,927,610)	12/27/2024	Bank of Queensland, Ltd.	3,359,081

		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%**.

(14,795,355)	12/27/2024	Westpac Banking Corp.	3,373,411

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$10,203,227

	Belgium – 0.01%
	Medical Drugs - 0.01%

3,437,454	1/4/2024	Galapagos NV	249,118

		Agreement with Morgan Stanley, dated 04/03/2019 to receive the total return of the shares of Galapagos NV - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Belgium		$249,118

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		September 30, 2020 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Brazil – 0.89%
	Commercial Services / Finance - 0.09%

$(4,622,849)	2/2/2021	Cielo SA	$3,102,731

		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 4.00%**.

	Retail - Discount - 0.80%

37,440,018	2/2/2021	Magazine Luiza SA	28,036,339

		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$31,139,070

	China – 0.02%
	Applications Software - 0.02%

28,223,212	7/14/2022	Glodon Co., Ltd., Class A	828,583

		Agreement with Morgan Stanley, dated 07/01/2020 to receive the total return of the shares of Glodon Co., Ltd., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$828,583

	Japan - 0.25%
	Electric - Integrated - 0.01%
(1,122,315)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	451,508

		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - 0.22%

(25,531,129)	12/24/2024	Canon, Inc.	5,304,966

		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(2,413,961)	12/24/2024	Konica Minolta, Inc.	879,672

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(4,941,711)	12/24/2024	Ricoh Co., Ltd.	1,207,776

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			7,392,414

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		September 30, 2020 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Japan – (continued)
	Photo Equipment & Supplies - 0.02%

$(2,865,285)	12/24/2024	Nikon Corp.	$822,032

		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.41%**.

	Total Japan		$8,665,954

	Spain – 0.68%
	Building - Heavy Construction - 0.67%

11,562,521	1/4/2024	Cellnex Telecom SA	23,480,346

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail - 0.01%

(202,836)	1/4/2024	Distribuidora Internacional de Alimentacion SA	142,481

		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 18.31%**.

	Total Spain		$23,622,827

	Switzerland - 0.02%
	Enterprise Software - Services - 0.02%

(6,401,159)	12/14/2023	Temenos AG	576,408

		Agreement with Morgan Stanley, dated 10/17/2019 to deliver the total return of the shares of Temenos AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total Switzerland		$576,408

	Taiwan – 0.03%
	Computers - Peripheral Equipment - 0.03%

(6,772,922)	1/25/2024	Innolux Display Corp.	1,117,161

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%**.

	Total Taiwan		$1,117,161

	United Kingdom – 0.24%
	Commercial Banks - Non-US - 0.00%

(878,485)	12/14/2023	Standard Chartered PLC	101,461

		Agreement with Morgan Stanley, dated 07/24/2020 to deliver the total return of the shares of Standard Charter PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		September 30, 2020 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	United Kingdom – (continued)
	Diversified Banking Institutions - 0.09%

$(11,310,452)	12/14/2023	HSBC Holdings PLC	$2,981,466

		Agreement with Morgan Stanley, dated 03/12/2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Major Department Store - 0.15%

(8,327,037)	12/14/2023	Marks & Spencer Group PLC	5,321,061

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$8,403,988
	Total Return Swap Contracts - Unrealized Gain****		$130,883,420

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		September 30, 2020 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (0.27%)
	Australia - (0.04%)
	Commercial Banks - Non-US - (0.04%)

$(20,753,486)	12/27/2024	Commonwealth Bank of Australia	$(1,413,582)

		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(1,413,582)

	Brazil – (0.01%)
	Finance - Other Services - (0.01%)

40,120,959	2/2/2021	B3 SA-Brasil Bolsa Balcao	(395,392)

		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(395,392)

	Denmark – (0.01%)
	Medical - Drugs - (0.01%)

(3,813,967)	1/4/2024	Novo Nordisk A/S, Class B	(162,509)

		Agreement with Morgan Stanley, dated 03/24/2017 to deliver the total return of the shares of Novo Nordisk A/S, Class B in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Denmark		$(162,509)

	Japan – (0.00%)
	Electric Products - Miscellaneous - (0.00%)

(614,712)	12/24/2024	Casio Computer Co., Ltd.	(78,385)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution - (0.00%)

(4,602,510)	12/24/2024	Osaka Gas Co., Ltd.	(43,588)

		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$(121,973)

	Taiwan – (0.20%)
	Electronic Components - Miscellaneous - (0.03%)

(7,278,797)	1/25/2024	AU Optronics Corp.	(909,169)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.38%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date*		September 30, 2020 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits - (0.17%)

$(3,761,893)	1/25/2024	United Microelectronics Corp.	$(6,009,898)

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.05%**.

	Total Taiwan		$(6,919,067)

	United Kingdom – (0.01%)
	Retail - Apparel / Shoes - (0.01%)

(3,756,274)	12/14/2023	Next PLC	(268,185)

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(268,185)
	Total Return Swap Contracts - Unrealized Loss*****		$(9,280,708)
	Total Swap Contracts, net		$121,602,712

*	Per the terms of the executted swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of September 30, 2020.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Company’s investments at fair value

Assets: Valuation Inputs		Liabilities: Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$3,806,093,863	Common Stock	$856,031,927
Equity Options	290,334,894	Equity Options	16,974,170

Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	130,883,420	Total Return Swaps	9,280,708
Currency Options	5,504,759	Currency Options	-

Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-

Total	$4,232,816,936	Total	$882,286,805
- 27 -